Note 15 - Fair Value Measurement and Financial Instruments 1	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Fair Value Disclosures [Text Block]

15. Fair Value Measurements and Financial Instruments

The following tables provide the fair value measurement hierarchy of the Company’s assets and liabilities:

As of September 30, 2023	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$704	$—	$—
PIPE Warrant liability	—	—	59
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	1,182
Total Warrant Liabilities	$704	$—	$1,241
Sponsor Earnout Liability	$—	$—	$223

As of December 31, 2022	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$1,833	$—	$—
PIPE Warrant liability	—	—	311
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	6,191
Total Warrant Liabilities	$1,833	$—	$6,502
Sponsor Earnout Liability	$—	$—	$1,353

The following methods and assumptions were used to estimate the fair values:

•

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses and other liabilities are considered to approximate their fair values due to the short term nature of these items.

•	The fair values of the PIPE Warrant, the Liberty Warrants and Liberty Advisory Fee Warrant have been estimated using the Black-Scholes model. Significant unobservable inputs include:
◦	Time to expiry - 3.4 years
◦	Volatility - 67%
◦	Risk free rate of return: 4.8%

•	The fair values of the Sponsor Earnout has been estimated using the Monte Carlo model. Significant unobservable inputs include:
◦	Time to expiry - 3.3 years
◦	Volatility - 67%
◦	Risk free rate of return: 4.8%

•	The fair values of the $8.63 Warrants were determined using quoted prices in the active warrant market.

•

The carrying value of operating lease liabilities is calculated as the present value of lease payments, discounted at its incremental borrowing rate at the lease commencement date. We consider that the incremental borrowing rate remained unchanged, therefore the carrying amount of operating lease liabilities approximates their fair value.

•	Changes in the fair value of Level 3 liabilities during the three months ended September 30, 2023 and 2022 were as follows:

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Columbia Warrant	Sponsor Earnout	Forfeiture Earnout	Cantor Loan
At June 30, 2022	$15,377	$952	$—	$3,111	$—	$—
Issues	—	—	—	—	—	—
Remeasurement (gain)/loss	(4,026)	(415)	—	(537)	—	—
Write-off of deferred costs	—	—	—	—	—	—
Settlements	—	—	—	—	—	—
At September 30, 2022	$11,351	$537	$—	$2,574	$—	$—

At June 30, 2023	$2,339	$109	$—	$504	$—	$—
Remeasurement (gain)/loss	(1,157)	(50)	—	(281)	—	—
At September 30, 2023	$1,182	$59	$—	$223	$—	$—

•	Changes in the fair value of Level 3 liabilities during the nine months ended September 30, 2023 and 2022 were as follows:

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Columbia Warrant	Sponsor Earnout	Forfeiture Earnout	Cantor Loan
At January 1, 2022	$—	$—	$143,237	$—	$—	$7,522
Issues	30,853	1,312	—	8,022	6,135	—
Remeasurement (gain)/loss (1)	(19,502)	(775)	(18,635)	(5,448)	(5,130)	489
Write-off of deferred costs	—	—	203	—	—	—
Settlements (2)	—	—	(124,805)	—	(1,005)	(8,011)
At September 30, 2022	$11,351	$537	$—	$2,574	$—	$—

At January 1, 2023	$6,191	$311	$—	$1,353	$—	$—
Remeasurement (gain)/loss (1)	(5,009)	(252)	—	(1,130)	—	—
At September 30, 2023	$1,182	$59	$—	$223	$—	$—

(1)	Recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the nine months ended September 30, 2023 and 2022, respectively.
(2)	These liabilities were settled in connection with the Merger. See Note 4 (Recapitalization Transaction).

There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2023 or 2022.

15. Fair Value Measurements and Financial Instruments

The following tables provide the fair value measurement hierarchy of our assets and liabilities:

As of December 31, 2022	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$1,833	$—	$—
PIPE Warrant liability	—	—	311
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	6,191
Total Warrant Liabilities	$1,833	$—	$6,502
Sponsor Earnout liability	$—	$—	$1,353

As of December 31, 2021	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities measured at fair value
Cantor Loan	$—	$—	$7,522
Columbia Warrant liability	—	—	143,237
Liabilities for which fair values are disclosed
Notes	$—	$180,356	$—
Promissory notes	—	40,925	—

The following methods and assumptions were used to estimate the fair values:

•

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses and other liabilities are considered to approximate their fair values due to the short-term nature of these items.

•	The fair values of the PIPE Warrant, the Liberty Warrants and Liberty Advisory Fee Warrant, and the Columbia Warrant have been estimated using the Black-Scholes model.

•	The fair value of the Sponsor Earnout has been estimated using the Monte Carlo model.

•	The fair values of the $8.63 Warrants were determined using the quoted prices in the active warrant market.

•

The carrying value of operating lease liabilities is calculated as the present value of lease payments, discounted at its incremental borrowing rate at the lease commencement date. We consider that the incremental borrowing rate remained unchanged, therefore the carrying amount of operating lease liabilities approximates its fair value.

•

The fair value of the Cantor Loan was determined by using the “with” method. At each measurement date, we valued the Cantor Loan with the make-whole premium. The difference between the aggregate fair value of the Cantor Loan and the unpaid principal balance was $22 thousand at December 31, 2021.

•

The fair value of the Notes debt is determined by using the “with” and “without” method. As of each measurement date, we first valued the Notes with the conversion options in certain scenarios (the “with” scenario) and subsequently valued the Notes without the conversion options (the “without” scenario). The difference between the fair values of the Notes in the “with” and “without” was de minimis at each measurement date.

Changes in the fair value of Level 3 liabilities during the years ended December 31, 2022 and 2021 were as follows:

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Columbia Warrant	Sponsor Earnout	Forfeiture Earnout	Cantor Loan
At January 1, 2021	$—	$—	$—	$—	$—	$—
Issues	—	—	161,432	—	—	7,513
Remeasurement (gain)/loss(1)	—	—	(17,992)	—	—	9
Amortization of deferred costs	—	—	(203)	—	—	—
At December 31, 2021	—	—	143,237	—	—	7,522
Issues	30,853	1,312	—	8,022	6,135	—
Remeasurement (gain)/loss(1)	(24,662)	(1,001)	(18,635)	(6,669)	(5,130)	488
Write-off of deferred costs	—	—	203	—	—	—
Settlements (2)	—	—	(124,805)	—	(1,005)	(8,010)
At December 31, 2022	$6,191	$311	$—	$1,353	$—	$—

(1)	Recognized in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2022 and 2021, respectively.
(2)	These liabilities were settled in connection with the Merger. See Note 4 (Recapitalization Transaction).

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2022 or 2021.